Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

Lease commitments

The Company entered into operating lease agreements for office spaces and employee dormitories, and finance lease agreements for medical equipment. The Company recognizes lease expense for these leases on a straight-line basis over the lease term.

The components of lease expense were as follows:

	For the years ended December 31,
	2022	2021
Operating lease expense	1,786,308	1,356,484
Finance lease expense	194,078	296,638
Total	$1,980,386	$1,653,122

The Company’s maturity analysis of operating lease liabilities as of December 31, 2022 is as follows:

By December 31, 2023	$1,479,549
By December 31, 2024	1,434,478
By December 31, 2025	1,213,426
By December 31, 2026	310,739
By December 31, 2027	266,025
Thereafter	1,749,247
Total	$6,453,464
Imputed interest	(927,717)
Present value of operating lease liabilities	5,525,747

The Company’s maturity analysis of finance lease liabilities as of December 31, 2022 is as follows:

By December 31, 2023	$993,392
By December 31, 2024	993,392
By December 31, 2025	159,042
By December 31, 2026	-
By December 31, 2027	-
Thereafter	-
Total	$2,145,826
Imputed interest	(238,851)
Present value of finance lease liabilities	1,906,975

Supplemental balance sheet information related to leases was as follows:

	As of December 31,	As of December 31,
	2022	2021
Weighted average remaining lease term (in years):
Operating leases	6.4	6.3
Finance leases	2.2	0.9

Weighted average discount rate:
Operating leases	4.6%	4.6%
Finance leases	7.3%	7.5%

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. In the opinion of management, there were no pending or threatened claims and litigation as of December 31, 2022 and through the issuance date of these consolidated financial statements.